Recoverable Taxes - Schedule of Tax Credits (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Credits [Line Items]
Recoverable taxes	R$ 1,913	R$ 1,673
Recoverable taxes, Current	1,241	1,100
Recoverable taxes, Non-current	672	573
ICMS [Member]
Schedule of Tax Credits [Line Items]
Recoverable taxes	1,297	1,085
PIS/COFINS [Member]
Schedule of Tax Credits [Line Items]
Recoverable taxes	353	287
Social Security Contribution - INSS [Member]
Schedule of Tax Credits [Line Items]
Recoverable taxes	144	169
Whithholding taxes to be recovered [Member]
Schedule of Tax Credits [Line Items]
Recoverable taxes	R$ 119	R$ 132